N-4	Jun. 16, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Index Linked Variable Income Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	“During the Income Stage of the Benefit, only the 1-year Point-to-Point with Cap Index Strategies, 1-year Dual Directional Index Strategies, 1-year Step Rate Plus Index Strategies and 1-year Enhanced Cap Rate* Index Strategies are available so you may have to reallocate to those available Strategies.”